Non-controlling Interests	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
21.	Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in Sinovac Beijing and Sinovac Dalian based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On October 1, 2011, the Company increased its ownership in Sinovac Beijing by an additional 1.53% by contributing the dividends declared to Sinovac Hong Kong but unpaid in the amount of $2,998 (RMB 18.6 million). An adjustment of $258 (RMB 1.6 million) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Beijing and the consideration that was charged to additional paid-in capital. The non-controlling interest in Sinovac Beijing was 28.44% prior to October 1, 2011 and was 26.91% after October 1, 2011. On April 8, 2013, SinoBioway transferred its 26.91% equity interests in Sinovac Beijing to SinoBioway Bio-medicine Co., Ltd, (formerly named Xiamen Bioway Biotech Co., Ltd.), a company owned by SinoBioway. There was no change to the composition of the board of directors of Sinovac Beijing after the completion of the transaction. The non-controlling interest in Sinovac Dalian was 45% as of December 31, 2015 and December 31, 2014.